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[LOGO OF ROPES & GRAY] ROPES & GRAY LLP
                       ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 617-951-7000 F 617-951-7050
                       BOSTON NEW YORK PALO ALTO SAN FRANCISCO WASHINGTON, DC www.ropesgray.com

March 1, 2007                                Michael P. Dimitruk
                                             617-951-7894
                                             617-235-0782 fax
                                             Michael.Dimitruk@ropesgray.com

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:BNY Hamilton Funds, Inc. (the "Company") (File Nos. 033-47703; 811-06654)

Ladies and Gentlemen:

   Transmitted herewith for filing by means of electronic submission on behalf of the Company pursuant to (1) the Securities Act of 1933, as amended (the "Securities Act") and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 54 to the Company's Registration Statement under the Securities Act and Post- Effective Amendment No. 57 to the Company's Registration Statement under the 1940 Act on Form N-1A (the "Amendment"), including the following:

   (i) a BNY Hamilton Funds Equity Funds Prospectus (Class A Shares and Investor Shares);

   (ii) a BNY Hamilton Funds Fixed Income Funds Prospectus (Class A Shares and Investor Shares);

   (iii) a BNY Hamilton Funds Institutional Shares Prospectus;

   (iv) a BNY Hamilton Funds Statement of Additional Information (relating to seventeen of the twenty-three series of the Company);

   (v) BNY Hamilton Money Market Funds Prospectuses (Agency Shares, Classic Shares, Hamilton Shares, Institutional Shares, Premier Shares and Retail Shares);

   (vi) a BNY Hamilton Money Market Funds Statement of Additional Information (relating to six of the twenty-three series of the Company); and

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ROPES & GRAY LLP

Securities and Exchange Commission                       March 1, 2007

   (v) other information and the signature page.

   The Amendment is being filed in connection with the Company's annual update of its registration statement. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that the Amendment become effective sixty days after filing.

   If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7894.

Sincerely,


/s/ MICHAEL DIMITRUK
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Michael Dimitruk

cc: Daniel Hirsch, Esq.
    Shanak Patnaik, Esq., The Bank of New York